VIA EDGAR AND HAND DELIVERY	October 21, 2010
Ms. Jennifer Gowetski
Senior Counsel
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-6010
SUPPLEMENTAL LETTER TO THE REGISTRATION STATEMENT ON FORM F-4, AS AMENDED, OF
MCE FINANCE LIMITED, MELCO CROWN ENTERTAINMENT LIMITED, MPEL INTERNATIONAL LIMITED,
MELCO CROWN GAMING (MACAU) LIMITED, MPEL NOMINEE ONE LIMITED, MPEL INVESTMENTS LIMITED,
ALTIRA HOTEL LIMITED, ALTIRA DEVELOPMENTS LIMITED, MELCO CROWN (COD) HOTELS LIMITED,
MELCO CROWN (COD) DEVELOPMENTS LIMITED, MELCO CROWN (CAFE) LIMITED,
GOLDEN FUTURE (MANAGEMENT SERVICES) LIMITED, MPEL (DELAWARE) LLC,
MELCO CROWN HOSPITALITY AND SERVICES LIMITED, MELCO CROWN (COD) RETAIL SERVICES LIMITED,
MELCO CROWN (COD) VENTURES LIMITED, COD THEATRE LIMITED, MELCO CROWN COD (HR) HOTEL LIMITED,
MELCO CROWN COD (CT) HOTEL LIMITED AND MELCO CROWN COD (GH) HOTEL LIMITED
Dear Ms. Gowetski:
     1. MCE Finance Limited, Melco Crown Entertainment Limited, MPEL International Limited, Melco Crown Gaming (Macau) Limited, MPEL Nominee One Limited, MPEL Investments Limited, Altira Hotel Limited, Altira Developments Limited, Melco Crown (COD) Hotels Limited, Melco Crown (COD) Developments Limited, Melco Crown (Cafe) Limited, Golden Future (Management Services) Limited, MPEL (Delaware) LLC, Melco Crown Hospitality and Services Limited, Melco Crown (COD) Retail Services Limited, Melco Crown (COD) Ventures Limited, COD Theatre Limited, Melco Crown COD (HR) Hotel Limited, Melco Crown COD (CT) Hotel Limited and Melco Crown COD (GH) Hotel Limited (collectively, the “Registrants”) are registering the exchange offer (the “Registered Exchange Offer”) set forth in the above-captioned Registration Statement on Form F-4 and the prospectus contained therein (the “Prospectus”) in reliance on the staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley and Co. Incorporated (available June 5, 1991) and Shearman & Sterling (available July 2, 1993).
     2. Neither the Registrants nor any of their affiliates have entered into any arrangement or understanding with any person to distribute the securities to be received in the Registered Exchange Offer and, to the best of each Registrants’ information and belief, each person participating in the Registered Exchange Offer: (i) is neither an “affiliate” of any of the Registrants within the meaning of Rule 144 under the Securities Act of 1933, as amended (the “Securities Act”), nor a broker-dealer acquiring the securities in exchange for securities acquired directly from any of the Registrants for its own account; (ii) is acquiring the securities in its ordinary course of business; and (iii) is not engaged in, and does not intend to engage in, the distribution of the securities to be received in the Registered Exchange Offer and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the Registered Exchange Offer. In this regard, the Registrants will make each person participating in the Registered Exchange Offer aware (through the Prospectus or otherwise) that if such person is participating in the Registered Exchange Offer for the purpose of distributing the securities to be acquired in the Registered Exchange Offer, such person (i) could not rely on the staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988) or similar interpretive letters and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction unless made pursuant to an exemption from such requirements. The Registrants acknowledge that such secondary resale transactions should be covered by an effective registration statement containing the selling security holder information required by Item 507 of Regulation S-K promulgated under the Securities Act.
     3. The Registrants will make each person participating in the Registered Exchange Offer aware (through the Prospectus or otherwise) that (i) any broker-dealer who holds existing securities acquired for its own account as a result of market-making activities or other trading activities, and who receives new securities in exchange for such existing securities pursuant to the Registered Exchange Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resales of such new securities, which may be the Prospectus so long as it contains a plan of distribution in connection with any such resale transactions, and (ii) by executing the letter of transmittal, any such broker-dealer represents that it will so deliver a prospectus meeting the requirements of the Securities Act, and that the Registrants will include in the letter of transmittal (or similar documentation to be executed by a person in order to participate in the Registered Exchange Offer) a provision stating that: If the exchange offeree is a broker-dealer that will receive new securities for its own account in exchange for existing securities, where such existing securities were not acquired as a result of market-making activities or other trading activities, such broker-dealer will not be able to participate in the Registered Exchange Offer.
     4. With respect to any broker-dealer that participates in the Registered Exchange Offer with respect to existing securities acquired for its own account as a result of market-making activities or other trading activities, each such broker-dealer must confirm that it has not entered into any arrangement or understanding with the Registrants or any of their affiliates to distribute the securities to be received in the Registered Exchange Offer.

Very truly yours, MCE FINANCE LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN ENTERTAINMENT LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MPEL INTERNATIONAL LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN GAMING (MACAU) LIMITED
By:	/s/ Lawrence (Yau Lung) Ho
	Name:	LAWRENCE (YAU LUNG) HO
	Title:	AUTHORISED SIGNATORY

MPEL NOMINEE ONE LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MPEL INVESTMENTS LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

ALTIRA HOTEL LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

ALTIRA DEVELOPMENTS LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN (COD) HOTELS LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN (COD) DEVELOPMENTS LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN (CAFE) LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

GOLDEN FUTURE (MANAGEMENT SERVICES) LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MPEL (DELAWARE) LLC
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN HOSPITALITY AND SERVICES LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN (COD) RETAIL SERVICES LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN (COD) VENTURES LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

COD THEATRE LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN COD (HR) HOTEL LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN COD (CT) HOTEL LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY

MELCO CROWN COD (GH) HOTEL LIMITED
By:	/s/ Leanne Palmer
	Name:	LEANNE PALMER
	Title:	AUTHORISED SIGNATORY